EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2019
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
9. EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted average number of common shares and the impact of potentially dilutive common stock equivalents were excluded as their effects would be anti-dilutive.

	Six months ended June 30,
All figures in USD ‘000 except share and per share amounts	2019	2018
Numerator
Net (Loss)/Income	(9,341)	(46,861)
Denominator
Basic – Weighted Average Common Shares Outstanding	141,969,666	141,969,666
Dilutive – Weighted Average Common Shares Outstanding	141,969,666	141,969,666
Earnings per Common Share
Basic	(0.07)	(0.33)
Diluted	(0.07)	(0.33)

Subsequent to the balance sheet date and as of the date of this report, the Company has issued an additional 638,350 shares with gross proceeds of $1.3 million under its At-the-Market Offering that are not included in the number of Common Shares Outstanding in the table above. Following this issuance, the Company has a total of 142,608,016 common shares outstanding.